PSF PGIM JENNISON GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 99.0%
Common Stocks
Automobiles — 8.5%
Tesla, Inc.*	244,003	$262,937,633
Capital Markets — 2.8%
Goldman Sachs Group, Inc. (The)	95,313	31,462,821
KKR & Co., Inc.	356,111	20,821,810
S&P Global, Inc.(a)	81,344	33,365,682
		85,650,313
Energy Equipment & Services — 0.9%
Schlumberger NV	669,906	27,673,817
Entertainment — 2.0%
Netflix, Inc.*	132,792	49,742,555
ROBLOX Corp. (Class A Stock)*(a)	294,386	13,612,409
		63,354,964
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.	54,751	13,754,546
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	88,729	51,094,595
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	196,803	23,293,603
Dexcom, Inc.*	59,802	30,594,703
Intuitive Surgical, Inc.*	91,803	27,695,129
		81,583,435
Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	89,539	45,662,204
Hotels, Restaurants & Leisure — 3.6%
Airbnb, Inc. (Class A Stock)*	267,951	46,023,264
Chipotle Mexican Grill, Inc.*	23,188	36,684,112
Marriott International, Inc. (Class A Stock)*	165,331	29,056,923
		111,764,299
Interactive Media & Services — 10.7%
Alphabet, Inc. (Class A Stock)*	37,961	105,582,827
Alphabet, Inc. (Class C Stock)*	37,934	105,949,283
Match Group, Inc.*	258,794	28,141,260
Meta Platforms, Inc. (Class A Stock)*	162,854	36,212,215
Snap, Inc. (Class A Stock)*	963,232	34,666,720
ZoomInfo Technologies, Inc.*	314,785	18,805,256
		329,357,561
Internet & Direct Marketing Retail — 8.3%
Amazon.com, Inc.*	64,268	209,510,467
MercadoLibre, Inc. (Brazil)*(a)	38,169	45,401,262
		254,911,729
IT Services — 10.2%
Adyen NV (Netherlands), 144A*	22,285	44,138,505
Mastercard, Inc. (Class A Stock)	202,600	72,405,188
MongoDB, Inc.*	13,889	6,161,022
Okta, Inc.*	18,668	2,818,121
Shopify, Inc. (Canada) (Class A Stock)*	79,268	53,581,997
Snowflake, Inc. (Class A Stock)*	137,469	31,498,272
Twilio, Inc. (Class A Stock)*	95,718	15,775,284
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)(a)	397,598	$88,175,308
		314,553,697
Life Sciences Tools & Services — 1.4%
Danaher Corp.	148,216	43,476,199
Multiline Retail — 1.3%
Target Corp.	190,595	40,448,071
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	182,528	49,706,025
Pharmaceuticals — 2.6%
Eli Lilly & Co.	235,923	67,561,270
Novo Nordisk A/S (Denmark), ADR	123,765	13,744,103
		81,305,373
Road & Rail — 1.5%
Uber Technologies, Inc.*	1,263,090	45,067,051
Semiconductors & Semiconductor Equipment — 6.3%
Broadcom, Inc.	69,869	43,995,112
NVIDIA Corp.	501,945	136,960,712
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	117,984	12,301,012
		193,256,836
Software — 15.6%
Adobe, Inc.*	157,373	71,702,286
Atlassian Corp. PLC (Class A Stock)*	163,431	48,020,931
Crowdstrike Holdings, Inc. (Class A Stock)*	213,585	48,500,882
HubSpot, Inc.*	31,766	15,086,944
Microsoft Corp.	548,958	169,249,241
salesforce.com, Inc.*	388,499	82,486,108
Trade Desk, Inc. (The) (Class A Stock)*	386,909	26,793,448
Workday, Inc. (Class A Stock)*	82,096	19,658,708
		481,498,548
Specialty Retail — 2.9%
Home Depot, Inc. (The)	130,551	39,077,831
O’Reilly Automotive, Inc.*	21,783	14,920,483
TJX Cos., Inc. (The)	582,703	35,300,148
		89,298,462
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	1,166,189	203,628,261
Textiles, Apparel & Luxury Goods — 6.1%
Kering SA (France)	36,732	23,222,924
Lululemon Athletica, Inc.*	105,977	38,705,980
LVMH Moet Hennessy Louis Vuitton SE (France)	97,485	69,478,785
NIKE, Inc. (Class B Stock)	420,760	56,617,466
		188,025,155

Total Long-Term Investments (cost $1,344,765,425)		3,058,008,774
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PSF PGIM JENNISON GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Short-Term Investments — 5.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	13,552,281	$13,552,281
PGIM Institutional Money Market Fund (cost $142,740,493; includes $142,712,712 of cash collateral for securities on loan)(b)(wa)	142,991,119	142,862,427

Total Short-Term Investments (cost $156,292,773)		156,414,708

TOTAL INVESTMENTS—104.1% (cost $1,501,058,198)		3,214,423,482

Liabilities in excess of other assets — (4.1)%		(126,691,729)

Net Assets — 100.0%		$3,087,731,753

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $137,674,479; cash collateral of $142,712,712 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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